Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,045	[1]	$ 3,079	[1]	$ 6,747	$ 7,919	$ 15,211
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	2,390	[1]	1,278	[1]	3,992	2,018	855
Provision for doubtful accounts	166	[1]	86	[1]	473	74	298
Deferred taxes	8,138	[1]	(151)		1,706		(8,051)
Intangible asset amortization	8,740	[1]	2,395	[1]	9,477	4,071	3,178
Loss on disposal of equipment							66
Proceeds received under tenant allowance							1,774
Tenant allowance amortization	(79)	[1]	(79)	[1]	(159)	(160)	(106)
Stock based compensation	4,687	[1]	1,238	[1]	4,933	2,364	803
Deferred rent	76	[1]	(64)	[1]	(135)	797	1,064
Change in assets and liabilities, net of the effects of business acquisitions:
Accounts receivable	(8,725)	[1]	(7,081)	[1]	(8,298)	(526)	335
Prepaid expenses and other assets	(1,592)	[1]	452	[1]	(2,388)	(582)	(432)
Accounts payable	(962)	[1]	1,510	[1]	2,065	319	261
Restaurant food liability	6,241	[1]	11,184	[1]	26,549	12,854	8,538
Accrued payroll	1,721	[1]	1,192	[1]	(1,707)	162	932
Other accruals	2,439	[1]	4,376	[1]	(2,192)	2,678	2,128
Due to related party					(244)	(2,410)	5,240
Net cash provided by operating activities	30,285	[1]	19,415	[1]	40,819	29,578	32,094
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of business.							(12,171)
Cash acquired in merger of GrubHub Holdings Inc.					13,266
Issuance of note receivable to related party						(26,400)	(16,000)
Payments on note receivable from related party						42,400
Capitalized website and development costs	(1,112)	[1]	(1,434)	[1]	(2,592)	(2,280)	(2,398)
Purchases of property and equipment	(2,378)	[1]	(3,170)	[1]	(4,429)	(3,417)	(6,380)
Net cash provided by (used in) investing activities	(3,490)	[1]	(4,604)	[1]	6,245	10,303	(36,949)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of common stock	94,927	[1]
Proceeds from exercise of stock options	1,145	[1]	104	[1]	1,418	116
Taxes paid related to net settlements of stock-based compensation awards	(2,061)	[1]
Checks issued in excess of bank balance						(3,923)	1,563
Payment of note payable						(1,965)
Contributions from members						6,000	22,448
Repurchases of common stock	(116)	[1]	(1,259)	[1]	(1,367)	(858)
Preferred stock tax distributions	(320)	[1]	(651)	[1]	(1,893)	(1,588)	(16,690)
Net cash provided by (used in) financing activities	93,575	[1]	(1,806)	[1]	(1,842)	(2,218)	7,321
Net change in cash and cash equivalents	120,370	[1]	13,005	[1]	45,222	37,663	2,466
Effect of exchange rates on cash	184	[1]	(225)	[1]	159	115	(33)
Cash and cash equivalents at beginning of year	86,542		41,161		41,161	3,383	950
Cash and cash equivalents at end of year	207,096	[1]	53,941	[1]	86,542	41,161	3,383
SUPPLEMENTAL DISCLOSURE OF NON CASH ITEMS
Note payable issued in connection with acquisition of business							1,965
Cash paid for income taxes	1,321	[1]	2,243	[1]	7,706	861	2,265
Cashless exercise of stock options	$ 1,049	[1]

[1]	Unaudited